Borrowings - Repayment Terms and Covenants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes, the 2022 Notes and the 2024 Notes (as defined herein). Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.
2022 Notes | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the Co-Issuers have the option to redeem the 2022 Notes in whole or in part at par.
Debt Instrument Covenant Description	Upon occurrence of certain change of control events, the holders of the 2022 Notes may require the Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of December 31, 2020.
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Repayment terms	The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Debt Instrument Covenant Description	The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Senior Secured Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of December 31, 2020.
Secured debt
Debt Instrument [Line Items]
Minimum liquidity	$ 30,000
Secured debt | Minimum
Debt Instrument [Line Items]
Value to loan ratio	1.2
Net total debt to assets	0.75
Secured debt | Maximum
Debt Instrument [Line Items]
Value to loan ratio	1.35
Net total debt to assets	0.8
Secured debt | Maximum | Amendment of covenants
Debt Instrument [Line Items]
Net total debt to assets	0.9